DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
DEPOSITS [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits for the years ended December 31 follows:
	2017	2016	2015
	(In thousands)
Savings and interest bearing checking	$1,530	$1,115	$1,056
Time deposits under $100,000	1,594	1,628	1,586
Time deposits of $100,000 or more	3,651	2,198	1,367
Total	$6,775	$4,941	$4,009

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2017, follows:
(In thousands)
2018	$446,835
2019	65,810
2020	15,595
2021	17,275
2022	8,761
2023 and thereafter	542
Total	$554,818

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2017	2016
	(In thousands)
Demand	$10,146	$3,055
Money market	2,846	4,350
Time	37,987	31,252
Total	$50,979	$38,657